Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Condensed Consolidated Statements of Operations
Gross billings	$ 16.1	$ 8.2	$ 32.6	$ 14.0	$ 39.3	$ 12.1
Worksite employee payroll cost	$ 13.5	$ 7.0	$ 27.8	$ 12.0	$ 33.9	$ 10.3